Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2021
Goodwill and other intangible assets
Goodwill and other intangible assets

12.Goodwill and other intangible assets

Changes in goodwill and other intangible assets for the Company periods are as follows:

				Brand
		Customer		and	Development
	Goodwill	relation	Technology	Licenses	Cost	Total
As of December 31, 2019	160,843	38,626	86,323	24,632	—	310,424
Purchase Price Allocation	2,506	1,359	654	180	—	4,699
Additions	—	—	—	127	7,664	7,791
Translation differences	22,671	5,597	12,028	3,446	950	44,692
As of December 31, 2020	186,020	45,582	99,005	28,385	8,614	367,606
Additions	—	—	—	593	3,733	4,326
Translation differences	(17,589)	(4,310)	(9,361)	(2,712)	(1,005)	(34,977)
As of December 31, 2021	168,431	41,272	89,644	26,266	11,342	336,955
Amortization and impairment
As of December 31, 2019	—	3,219	4,796	5	—	8,020
Amortization	—	4,005	5,856	11	—	9,872
Translation differences	—	940	1,386	1	—	2,327
As of December 31, 2020	—	8,164	12,038	17	—	20,219
Amortization	—	4,349	6,297	41	401	11,088
Translation differences	—	(995)	(1,459)	(3)	(19)	(2,476)
As of December 31, 2021	—	11,518	16,876	55	382	28,831
Net Book Value
As of December 31, 2021	168,431	29,754	72,768	26,211	10,960	308,124
As of December 31, 2020	186,020	37,418	86,967	28,368	8,614	347,387

12.1Test of goodwill and indefinite lived assets impairment

For impairment testing goodwill acquired through business combinations and brands with indefinite useful lives are allocated to the Kit and Services CGUs, which are also reportable segments.

As of December 31, 2021	Kit	Services	Total
Goodwill	$134,189	$34,242	$168,431
Brands	15,338	10,176	25,514

As of December 31, 2020	Kit	Services	Total
Goodwill	$147,067	$38,953	$186,020
Brands	16,858	11,320	28,178

The recoverable amounts of the CGUs’ value in use calculation using cash flow projections from financial budgets approved by senior management covering a ten-year period. Given the Company’s status as an early stage growth company the use of a 10-year budget is appropriate, as the Company is not expected to reach a terminal growth prior to the end of the budgeted ten years.

The discount rates used in 2021 and 2020 is based on the Company’s WACC of 19% and 21% respectively, as both CGUs have integrated operations across the business. The discount rate is adjusted where appropriate for specific segment, country and currency risks. The valuation methodology uses significant inputs which are not based on observable market data; therefore, this valuation technique is classified as level 3 in the fair value hierarchy.

Details relating to the discounted cash flow models used in the impairment tests of the Kit and Services CGUs are as follows:

Valuation basis	Value in use
Key assumptions	• Sales growth rates • Profit margins • CAPEX and working capital • Terminal value • Discount rate • Taxation rate
Determination of assumptions

•

Growth rates are internal forecasts based on both internal and external market information

•

Margins reflect past experience, adjusted for expected changes

•

Terminal growth rates based on management’s estimate of future long-term average growth rates

•

CAPEX and working capital forecasts as a percentage of revenue

•

Discount rates based on the Company’s WACC, adjusted where appropriate.

•

Taxation rates based on appropriate rates for each country.

Period of specific projected cash flows	10 years
Terminal growth rate and discount rate	Terminal growth rate		Discount rate 2021/2020
	Kit and Services CGUs	2% per annum	19%/21%

The Company performed its annual goodwill impairment test for each of its reporting units as of December 31, 2021 and 2020 using a discounted cash flow analysis, concluding that the recoverable amounts of all of its reporting units were in excess of their carrying values. No impairment of goodwill was required.

The discounted cash flow analysis includes management’s current assumptions as to future cash flows and long-term growth rates. Management has identified that a reasonably possible change in these two key assumptions during 2021 could cause the carrying amount to exceed recoverable amounts of each CGU. A rise in the pre-tax discount rate above 25.9% (i.e., +6.6%) in the Kit segment or 23.0% (i.e., +3.7%) in the Services segment would result in impairment. A decline in the terminal growth rate to 0% (i.e., -2.0%) in the Kit segment or 0% (i.e., -2.0%) in the Services segment would not result in an impairment.

In 2021 Management performed a sensitivity analysis of these key assumptions, noting for both CGUs a simultaneous rise in the pre-tax discount rate to 22.3% (i.e., +3.00%) and decline in the terminal growth rate to 0% (i.e., -2.00%) would not result in impairment. Management has identified that a reasonably possible change in these two assumptions would not result in the estimated recoverable amounts falling below the carrying amount in either CGU.